Financing receivables	12 Months Ended
Mar. 31, 2018
Financing receivables
Financing receivables

7. Financing receivables:

In the normal course of business, Nomura extends financing to clients primarily in the form of loans and collateralized agreements such as reverse repurchase agreements and securities borrowing transactions. These financing receivables are recognized as assets on Nomura’s consolidated balance sheets and provide a contractual right to receive money either on demand or on future fixed or determinable dates.

Collateralized agreements

Collateralized agreements consist of reverse repurchase agreements reported as Securities purchased under agreements to resell and securities borrowing transactions reported as Securities borrowed in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers, or borrowing these securities with cash collateral. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Reverse repurchase agreements are generally recognized in the consolidated balance sheets at the amount for which the securities were originally acquired with applicable accrued interest. Securities borrowing transactions are generally recognized in the consolidated balance sheets at the amount of cash collateral advanced. No allowance for credit losses is generally recognized against these transactions due to the strict collateralization requirements.

Loans receivable

The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.

Loans at banks include both retail and commercial secured and unsecured loans extended by licensed banking entities within Nomura such as The Nomura Trust & Banking Co., Ltd. and Nomura Bank International plc. For both retail and commercial loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. Loans at banks also include unsecured commercial loans provided to investment banking clients for relationship purposes. Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.

Short-term secured margin loans are loans provided to clients in connection with securities brokerage business. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value (“LTV”) ratio. For these reasons, the risk to Nomura of providing these loans is limited.

Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.

Corporate loans are primarily commercial loans provided to corporate clients extended by non-licensed banking entities within Nomura. Corporate loans include loans secured by real estate or securities, as well as unsecured commercial loans provided to investment banking clients for relationship purposes. The risk to Nomura of making these loans is similar to those risks arising from commercial loans reported in loans at banks.

In addition to the loans above, Nomura has advances to affiliated companies which are loans provided to related parties of Nomura. As these loans are generally not secured, Nomura is exposed to the risk of default of the counterparty.

The following tables present a summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets as of March 31, 2017, and 2018 by portfolio segment.

	Millions of yen
	March 31, 2017
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥386,127	¥—	¥386,127
Short-term secured margin loans	358,572	—	358,572
Inter-bank money market loans	1,040	—	1,040
Corporate loans	592,425	537,664	1,130,089

Total loans receivable	¥1,338,164	¥537,664	¥1,875,828

Advances to affiliated companies	300	—	300

Total	¥1,338,464	¥537,664	¥1,876,128

	Millions of yen
	March 31, 2018
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥491,559	¥—	¥491,559
Short-term secured margin loans	429,075	—	429,075
Inter-bank money market loans	1,385	—	1,385
Corporate loans	986,347	554,137	1,540,484

Total loans receivable	¥1,908,366	¥554,137	¥2,462,503

Advances to affiliated companies	—	—	—

Total	¥1,908,366	¥554,137	¥2,462,503

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

There were no significant purchases nor sales of loans receivable during the year ended March 31, 2017. During the same period, there were no significant reclassifications of loans receivable to trading assets.

There were no significant purchases nor sales of loans receivable during the year ended March 31, 2018. During the same period, there were no significant reclassifications of loans receivable to trading assets.

Allowance for credit losses

Management establishes an allowance for credit losses against loans carried at amortized cost which reflects management’s best estimate of probable losses incurred. The allowance for credit losses against loans, which is reported in the consolidated balance sheets within Allowance for doubtful accounts, comprises two components:

•	A specific component for loans which have been individually evaluated for impairment; and

•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience.

The specific component of the allowance reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior credit loss experience, current economic conditions, the current financial situation of the borrower and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. Impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component of the allowance is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.

While management has based its estimate of the allowance for credit losses against loans on the best information available, future adjustments to the allowance may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.

Loans are charged-off when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower’s financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.

The following tables present changes in the total allowance for credit losses for the years ended March 31, 2016, 2017 and 2018.

	Millions of yen
	Year ended March 31, 2016
	Allowance for credit losses against loans							Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies		Subtotal
Opening balance	¥739	¥142	¥—	¥79		¥1	¥961	¥2,292	¥3,253
Provision for credit losses	173	(75)	7	(71)		(1)	33	287	320
Charge-offs	—	—	—	—		—	—	—	—
Other(1)	—	(1)	—			—	(1)	(95)	(96)

Ending balance	¥912	¥66	¥7	¥8	¥		¥993	¥2,484	¥3,477

	Millions of yen
	Year ended March 31, 2017
	Allowance for credit losses against loans							Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies		Subtotal
Opening balance	¥912	¥66	¥7	¥8	¥		¥993	¥2,484	¥3,477
Provision for credit losses	72	5	(7)	465		—	535	(12)	523
Charge-offs	(16)	(5)	—	—			(21)	—	(21)
Other(1)	—	(66)	—			—	(66)	(362)	(428)

Ending balance	¥968	¥—	¥—	¥473	¥		¥1,441	¥2,110	¥3,551

	Millions of yen
	Year ended March 31, 2018
	Allowance for credit losses against loans							Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies		Subtotal
Opening balance	¥968	¥—	¥—	¥473	¥		¥1,441	¥2,110	¥3,551
Provision for credit losses	172	—	—	(26)		—	146	24	170
Charge-offs		—	—	—				—
Other(1)	—	—	—	(30)		—	(30)	(177)	(207)

Ending balance	¥1,140	¥—	¥—	¥417		¥—	¥1,557	¥1,957	¥3,514

(1)	Includes the effect of foreign exchange movements.

The following tables present the allowance for credit losses against loans and loans by impairment methodology and type of loans as of March 31, 2017 and 2018.

	Millions of yen
	March 31, 2017
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies		Total
Allowance by impairment methodology
Evaluated individually	¥1	¥—	¥—	¥446		¥—	¥447
Evaluated collectively	967	—	—	27			994

Total allowance for credit losses	¥968	¥—	¥—	¥473	¥		¥1,441

Loans by impairment methodology
Evaluated individually	¥4,722	¥164,084	¥1,040	¥579,290		¥—	¥749,136
Evaluated collectively	381,405	194,488	—	13,135		300	589,328

Total loans	¥386,127	¥358,572	¥1,040	¥592,425		¥300	¥1,338,464

	Millions of yen
	March 31, 2018
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥—	¥—	¥417	¥—	¥417
Evaluated collectively	1,140	—	—		—	1,140

Total allowance for credit losses	¥1,140	¥—	¥—	¥417	¥—	¥1,557

Loans by impairment methodology
Evaluated individually	¥2,800	¥162,017	¥1,385	¥978,501	¥—	¥1,144,703
Evaluated collectively	488,759	267,058	—	7,846	—	763,663

Total loans	¥491,559	¥429,075	¥1,385	¥986,347	¥—	¥1,908,366

Nonaccrual and past due loans

Loans which are individually evaluated as impaired are assessed for nonaccrual status in accordance with Nomura’s policy. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.

As of March 31, 2017, the amount of loans which were on a nonaccrual status was not significant. The amount of loans which were 90 days past due was not significant.

As of March 31, 2018, the amount of loans which were on a nonaccrual status was not significant. The amount of loans which were 90 days past due was not significant.

Once a loan is impaired and placed on a nonaccrual status, interest income is subsequently recognized using the cash basis method.

Loan impairment and troubled debt restructurings

In the ordinary course of business, Nomura may choose to recognize impairment and also restructure a loan classified as held for investment either because of financial difficulties of the borrower, or simply as a result of market conditions or relationship reasons. A troubled debt restructuring (“TDR”) occurs when Nomura (as lender) for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that Nomura would not otherwise consider.

Any loan being restructured under a TDR will generally already be identified as impaired with an applicable allowance for credit losses recognized. If not (for example if the loan is collectively assessed for impairment with other loans), the restructuring of the loan under a TDR will immediately result in the loan as being classified as impaired. An impairment loss for a loan restructuring under a TDR which only involves modification of the loan’s terms (rather than receipt of assets in full or partial settlement) is calculated in the same way as any other impaired loan. Assets received in full or partial satisfaction of a loan in a TDR are recognized at fair value.

As of March 31, 2017, the amount of loans which were classified as impaired but against which no allowance for credit losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment, the total unpaid principal balance and the related allowance was not significant.

As of March 31, 2018, the amount of loans which were classified as impaired but against which no allowance for credit losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment, the total unpaid principal balance and the related allowance was not significant

The amounts of TDRs which occurred during the years ended March 31, 2017 and 2018 were not significant.

Credit quality indicators

Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the obligor. Nomura’s risk management framework for such credit risks is based on a risk assessment through an internal rating process, in depth pre-financing credit analysis of each individual loan and continuous post-financing monitoring of obligor’s creditworthiness.

The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2017 and 2018.

	Millions of yen
	March 31, 2017
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥124,997	¥89,022	¥—	¥36,406	¥250,425
Unsecured loans at banks	134,141	1,559	1	1	135,702
Short-term secured margin loans	—	—	—	358,574	358,574
Unsecured inter-bank money market loans	1,040	—	—	—	1,040
Secured corporate loans	286,384	287,469	—	5,702	579,555
Unsecured corporate loans	1,859	284	—	10,727	12,870
Advances to affiliated companies	300	—	—	—	300

Total	¥548,721	¥378,334	¥1	¥411,410	¥1,338,466

	Millions of yen
	March 31, 2018
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥152,137	¥106,385	¥—	¥46,948	¥305,470
Unsecured loans at banks	186,089	—	—	—	186,089
Short-term secured margin loans	—	—	—	429,075	429,075
Unsecured inter-bank money market loans	1,385	—	—	—	1,385
Secured corporate loans	273,894	701,761	—	3,555	979,210
Unsecured corporate loans	—	—	—	7,137	7,137
Advances to affiliated companies	—	—	—	—	—

Total	¥613,505	¥808,146	¥—	¥486,715	¥1,908,366

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.

The following table presents a definition of each of the internal ratings used in the Nomura Group.

Rating Range	Definition
AAA	Highest credit quality. An obligor or facility has extremely strong capacity to meet its financial commitments. ‘AAA range’ is the highest credit rating assigned by Nomura. Extremely low probability of default.

AA	Very high credit quality category. An obligor or facility has very strong capacity to meet its financial commitments. Very low probability of default but above that of ‘AAA range.’

A	High credit quality category. An obligor or facility has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher-rated categories. Low probability of default but higher than that of ‘AA range.’

BBB	Good credit quality category. An obligor or facility has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitments. Medium probability of default but higher than that of ‘A range.’

BB	Speculative credit quality category. An obligor or facility is less vulnerable in the near term than other lower-ratings. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the inadequate capacity to meet its financial commitments. Medium to high probability of default but higher than that of ‘BBB range.’

B	Highly speculative credit quality category. An obligor or facility is more vulnerable than those rated ‘BB range’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the issuer’s or obligor’s capacity or willingness to meet its financial commitments. High probability of default—more than that of ‘BB range.’

CCC	Substantial credit risk. An obligor or facility is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments. Strong probability of default—more than that of ‘B range.’

CC	An obligor or facility is currently highly vulnerable to nonpayment (default category).

C	An obligor or facility is currently extremely vulnerable to nonpayment (default category).

D	Failure of an obligor to make payments in full and on time of any financial obligations, markedly disadvantageous modification to a contractual term compared with the existing obligation, bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor or other similar situations.

Nomura reviews internal ratings at least once a year by using available credit information of obligors including financial statements and other information. Internal ratings are also reviewed more frequently for high-risk obligors or problematic exposures and any significant credit event of obligors will trigger an immediate credit review process.